Document and Entity Information	Jan. 20, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 20, 2026
Entity Registrant Name	Acadia Healthcare Company, Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-35331
Entity Tax Identification Number	45-2492228
Entity Address Address Line 1	4020 Aspen Grove Drive
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Franklin
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37067
City Area Code	615
Local Phone Number	861-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ACHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001520697
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	6100 Tower Circle
Entity Address Address Line 2	Suite 1000
Entity Address City Or Town	Franklin
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37067